RULE 24F-2 NOTICE
                                       FOR
            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               VARIABLE ACCOUNT A
                    FILE NOS. 33-9144, 33-39170 AND 33-58502


Fiscal period for which notice is filed                           12/31/00

Securities registered and unsold at the beginning of
the fiscal year                                                          0

Securities registered during this year other than
pursuant to Rule 24f-2                                                   0

Sale price of accumulation units sold during fiscal
year ending December 31, 2000                                  $91,268,182

Aggregate sale price of accumulation units sold during
the fiscal year ended December 31, 2000                        $91,268,182

Redemption price of accumulation units redeemed during
the fiscal year ending December 31, 2000                       $56,725,482


Total amount upon which fee calculation is based               $34,542,700


Fee submitted (.00025)                                         $     8,636


            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               VARIABLE ACCOUNT A
                                 BY JOHN OEHMKE


                                /s/ John Oehmke

                                   JOHN OEHMKE
                   VICE PRESIDENT AND CHIEF FINANCIAL OFFICER